Employees' Retirement Benefits (Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net gain arising during period	¥ 313,433	¥ (11,460)	¥ (165,474)
Amortization of net actuarial loss	(10,392)	(9,446)	(23,015)
Amortization of transition obligation	(50)	(156)	(169)
Accrued prior service cost			(76,050)
Amortization of prior service cost	8,859	8,971	9,527
Other	1,780	(7,668)	(556)
Total	313,630	(19,759)	(242,843)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net gain arising during period	79,091	(20,097)	(95,681)
Amortization of net actuarial loss	(5,389)	(3,463)	(7,694)
Amortization of transition obligation	(50)	(156)	(167)
Amortization of prior service cost	1,366	1,468	3,997
Reclassification of prior service cost due to curtailment			12,894
Other	(1,176)	(5,436)	(1,081)
Total	73,842	(27,684)	(87,732)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net gain arising during period	233,802	6,359	(72,546)
Amortization of net actuarial loss	(4,997)	(5,783)	(15,265)
Accrued prior service cost			(76,050)
Amortization of prior service cost	7,513	7,487	5,512
Other	5,102	(3,236)	1
Total	¥ 241,420	¥ 4,827	¥ (158,348)